Business Combinations - Schedule of Purchase Consideration, Tangible and Intangible Assets Acquired (Details) - A Place For Rover INC - USD ($) $ in Thousands		6 Months Ended
	Oct. 31, 2018	Jun. 30, 2021
Business Acquisition [Line Items]
Fair Value	$ 10,850
Pet parent relationships
Business Acquisition [Line Items]
Fair Value	$ 6,600
Estimated Useful	8 years	4 years 2 months 12 days
Pet service provider relationships
Business Acquisition [Line Items]
Fair Value	$ 2,000
Estimated Useful	3 years	3 months 18 days
Technologies
Business Acquisition [Line Items]
Fair Value	$ 2,200
Estimated Useful	2 years
Non-competition agreements
Business Acquisition [Line Items]
Fair Value	$ 50
Estimated Useful	1 year